Segment Information Segment Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 7,525.5	$ 7,442.9
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		6,505.8	6,496.2
Operating Segments | Passive Safety
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		5,539.3	5,782.3
Operating Segments | Electronics
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		966.5	713.9
Corporate and other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[1]	$ 1,019.7	$ 946.7

[1]	Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.